Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
11.
Accounts payable and accrued expenses

	As of December 31, 2023	As of March 31, 2023
Accounts payable	24,313,674	2,008,731
Accrued expenses	5,240,132	3,575,445
Amounts due to employees	1,029,049	656,890
	30,582,855	6,241,066

1)
As the accounting acquirer, Roadzen (DE) is deemed to have assumed certain accounts payables obtained in connection with the Business Combination amounting to $17,630,434 due to transaction costs in consummating the Business Combination.
2)
Amount due to employees consists of reimbursements and salaries payable. The total includes related parties balance of $91,879 and $45,162 as of December 31, 2023 and as of March 31, 2023, respectively.

9.
Accounts payable and accrued expenses

	As of March 31, 2023	As of March 31, 2022
Accounts payable	2,008,731	1,531,713
Accrued expenses	3,575,445	1,109,314
Amounts due to employees	656,890	284,637
	6,241,066	2,925,664

1)
Accounts payable consists of related party balance of USD NIL and $5,199 as of March 31, 2023 and 2022, respectively.
2)
Amount due to employees consists of reimbursements and salary payable. The total includes related party balance of $45,162 and $3,759 as of March 31, 2023 and 2022, respectively.